Debt (Tables)	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Summary of long-term debt instruments
The components of debt at March 31, 2023 and December 31, 2022 are as follows (in thousands):

	As of March 31,	As of December 31,
	2023	2022
4.60% Senior Notes due to related party due 2024	$38,349	$39,454

Total debt	38,349	39,454
Less: Short-term debt	—	—

Total Long-term debt	$38,349	$39,454